Note 11 - Financial Income (Expenses), Net (Table)	6 Months Ended
Jun. 30, 2011
Financial Income Expenses Net [Abstract]
Note 11 - Financial Income (Expenses), Net [Text Block]

11. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the six-month periods ended June 30, 2011 and 2010 are as follows:

	Six-month periods ended June 30,
	2011	2010
Financial expenses
Loans and financing	(2,356)	(1,708)
Losses on derivative instruments (Note 2)	(160)	(68)
Repurchased securities losses	(12)	(14)
Other	(240)	(270)

	(2,768)	(2,060)
Capitalized interest	2,350	1,238

	(418)	(822)
Financial income
Investments	969	344
Marketable securities	869	152
Gains on derivative instruments (Note 2)	51	106
Clients	148	61
Other	110	261

	2,147	924

Monetary and exchange variations	1,460	(781)

	3,189	(679)